Equity - Unrealised gains (losses) from financial assets measured at fair value through other comprehensive income (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Equity [Abstract]
Equity instruments	$ (55,084)
Balance at December 31	$ (55,084)